INCOME TAX (Details 2) (RUB) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Russian statutory income tax rate reconciled to the Group's effective income tax rate
Statutory income tax rate for the year (as a percent)	20.00%	20.00%	20.00%	20.00%
Adjustments:
(Income) / expenses not accepted for tax purposes (as a percent)	2.00%	(0.50%)	2.00%
Change in unrecognized tax benefits (as a percent)			(0.50%)
Settlements with tax authorities (as a percent)	0.60%	(0.30%)	0.40%
Earnings distribution from subsidiaries (as a percent)	4.00%	1.80%	1.50%
Effect of change in tax rate in Ukraine (as a percent)		(0.10%)	0.20%
Loss carryforward utilization (as a percent)			(0.30%)
Tax rate differential of foreign subsidiaries (as a percent)	(1.90%)	(0.50%)
Recognised change in fair value of derivative financial instruments	(1.00%)	0.10%
Other (as a percent)	0.10%	(0.20%)	0.10%
Effective income tax rate (as a percent)	23.80%	20.30%	23.40%
Deferred tax assets
Accrued expenses for services	7,757	6,291		7,757
Depreciation of property, plant and equipment	4,015	1,229		4,015
Deferred connection fees	929	1,115		929
Provision for deposit in Delta Bank in Ukraine	925			925
Inventory obsolescence	192	265		192
Other		1,242
Loss carryforward	8,879	5,880		8,879
Valuation allowance	(8,438)	(5,504)		(8,438)
Total deferred tax assets	14,259	10,518		14,259
Deferred tax liabilities
Depreciation of property, plant and equipment	(17,489)	(12,735)		(17,489)
Other intangible assets	(6,906)	(2,995)		(6,906)
Potential distributions from / to Group's subsidiaries / associates	(5,817)	(4,553)		(5,817)
Licenses acquired	(1,118)	(774)		(1,118)
Customer base	(905)	(1,027)		(905)
Debt issuance cost	(348)	(405)		(348)
Other	(138)	(436)		(138)
Net deferred tax liabilities	(32,721)	(22,925)		(32,721)
Net deferred tax liability	(18,462)	(12,407)		(18,462)
Net deferred tax asset, current	11,206	7,933		11,206
Net deferred tax asset, non-current	3,610	862		3,610
Net deferred tax liability, long-term	(33,278)	(21,202)		(33,278)